Summary of Reconciliation of Segment Operating Revenues (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting, Revenue Reconciling Item [Line Items]
Operating Revenues	$ 33,192	$ 31,586	$ 31,483	$ 30,818	$ 31,065	$ 30,279	$ 29,786	$ 29,420	$ 127,079	$ 120,550	$ 115,846
Operating Segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Operating Revenues									126,075	119,647	114,813
Revenue Generated By Assets Sold
Segment Reporting, Revenue Reconciling Item [Line Items]
Operating Revenues									256	599	835
Corporate, Eliminations and Other
Segment Reporting, Revenue Reconciling Item [Line Items]
Operating Revenues									$ 748	$ 304	$ 198